Investments - Schedule of Amortized Cost, Gross Unrealized Gains and Losses, Fair Value, and Other-Than-Temporary-Impairment of Fixed Maturity and Equity Securities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	$ 760.8	$ 774.0
Gross Unrealized Gains	196.3	114.5
Gross Unrealized Losses	(0.4)	(4.6)
Fair Value	956.7	883.9
OTTI
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI	12.2	11.0
U.S. government and government agencies and authorities
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	0.6	10.8
Gross Unrealized Gains	0.1	0.1
Gross Unrealized Losses	0.0	0.0
Fair Value	0.7	10.9
U.S. government and government agencies and authorities | OTTI
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI	0.0	0.0
States, municipalities and political subdivisions
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	13.0	13.0
Gross Unrealized Gains	1.9	0.9
Gross Unrealized Losses	0.0	0.0
Fair Value	14.9	13.9
States, municipalities and political subdivisions | OTTI
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI	0.0	0.0
Foreign governments
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	8.4	8.4
Gross Unrealized Gains	2.4	1.2
Gross Unrealized Losses	0.0	0.0
Fair Value	10.8	9.6
Foreign governments | OTTI
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI	0.0	0.0
Asset-backed
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	102.1	80.4
Gross Unrealized Gains	0.7	0.1
Gross Unrealized Losses	(0.4)	(1.8)
Fair Value	102.4	78.7
Asset-backed | OTTI
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI	0.0	0.0
Commercial mortgage-backed
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	5.0	3.5
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	(0.2)
Fair Value	5.0	3.3
Commercial mortgage-backed | OTTI
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI	0.0	0.0
Residential mortgage-backed
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	31.8	37.0
Gross Unrealized Gains	2.1	1.6
Gross Unrealized Losses	0.0	(0.4)
Fair Value	33.9	38.2
Residential mortgage-backed | OTTI
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI	0.6	1.0
U.S. corporate
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	491.3	497.8
Gross Unrealized Gains	154.8	91.1
Gross Unrealized Losses	0.0	(1.9)
Fair Value	646.1	587.0
U.S. corporate | OTTI
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI	11.6	10.0
Foreign corporate
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	108.6	123.1
Gross Unrealized Gains	34.3	19.5
Gross Unrealized Losses	0.0	(0.3)
Fair Value	142.9	142.3
Foreign corporate | OTTI
Debt Securities, Available-for-sale [Line Items]
OTTI in AOCI	$ 0.0	$ 0.0